Financial asset investments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Financial Asset Investments
Financial asset investments represent investments classified and accounted for at fair value through profit or loss or through other comprehensive income (Refer Note 25)

Movements for the year ended March 31,	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01,	48,865	911	12
Purchase/(Sale) of structured investment (Refer Note 35)	(44,847)	—	—
Changes in fair value (including on investments purchased/sold during the year)	(4,362)	621	9
Investment in bonds*	500	—	—
Exchange difference	755	—	—

As at March 31,	911	1,532	21

*	Reclassified from short-term investments